State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

October 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment No. 106

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information each dated October 1, 2019 for the Investor Class and Institutional Class shares of the Wasatch Global Select Fund and Wasatch International Select Fund do not differ from those contained in Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A that were filed electronically via EDGAR on September 30, 2019 (Accession #0001193125-19-258428).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles